LOANS TO JOINT VENTURES	12 Months Ended
Dec. 31, 2018
LOANS TO JOINT VENTURES [Abstract]
LOANS TO JOINT VENTURES
11	LOANS TO JOINT VENTURES

	2018	2017
	US$’000	US$’000
Loans to joint ventures analysed between:

Assets
Current assets	25,483	22,400
Provision for losses on joint ventures	(1,680)	(4,220)
	23,803	18,180

Non-current assets	-	13,748
Provision for losses on joint ventures	-	(6,447)
	-	7,301

Total	23,803	25,481

(1)
US$2,640,000 (2017: US$2,636,000) of the loans is to a joint venture which relates to payments made for instalments due for a ship under construction in accordance with the terms of ship building contract. The loan is repayable over a period of 10 years from date ship’s delivery in 2009. The loan is unsecured and bear interest at rates ranging from 3.14% to 4.34% per annum during the year. The loan approximates the fair value as the loan is arranged at floating rates.

(2)
In 2017, US$11,129,000 of the loans is due from a joint venture which relates to payments made for instalments due for two ships under construction in accordance with the terms of ship building contracts. The loans were repayable over a period of 17 years from date of respective ships delivery in 2011 and 2012. The loan was unsecured and bore interest at rates ranging from 1.04% to 1.05% per annum during the year ended 2017. In 2018, the Group acquired the remaining equity interest of this joint venture resulting in the elimination of the loan balances. These loans approximate the fair value as the loan is arranged at floating rates.

(3)
US$22,843,000 (2017: US$22,383,000) of loans to a joint venture is unsecured and bear interest at a rate of 2% (2017: 2%) per annum during the year. The loan is expected to be repaid within 12 months from the end of the reporting period. The carrying value of the loans at year end approximates the fair value.

For purpose of impairment assessment, loans to joint ventures have been considered to have significant increase in the risk of default on the loans since initial recognition because of the volatile economic environment the joint ventures operate in. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at lifetime ECL. In determining the ECL, management has taken into account the provision of losses that arose from the Group’s share of losses in joint venture that were in excess of the Group’s cost of investment in joint ventures (Note 16) and any additional loss allowance required based on the expected recovery from the loan.

Under the previous accounting policy, the Group has provided an allowance of US$10,667,000 for impairment of the loans with joint ventures. The allowance represents the provision for losses on joint ventures that arose from the recognition of the Group’s share of losses in joint venture that were in excess of the group’s cost of investment in joint ventures (Note 16).

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

2018
US$’000
Balance as at 1 January 2018	10,667
Loss allowance recognised in profit or loss	(2,540)
Amount written off	(6,447)
Balance as at 31 December 2018	1,680